Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates Used in Preparing Financial Statements	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Exchange Rates Used In Preparing Financial Statements Abstract
Year-end spot rate	7.8259	7.85
Average rate	7.8252	7.8392	7.7843